Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended						9 Months Ended
		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
General and administrative		$ 701,170			$ 186,081			$ 2,083,601	$ 477,542
Research and development					357,066				2,685,334
Total operating expenses		701,170			543,147			2,083,601	3,162,876
Loss from operations		(701,170)			(543,147)			(2,083,601)	(3,162,876)
Other income (expense):
Interest expense, related parties		(19,052)			(92,706)			(196,852)	(232,718)
Interest income					34,481			76,589	79,037
Forgiveness of unrelated vendor payables								2,142,297
Change in fair value of deferred underwriting fee - common stock payable		560,000						(196,000)
Change in the fair value of warrant liabilities		76,871			0			(40,023)	0
Loss on exchange of common stock for warrants		(1,740,000)						(1,740,000)
Total other income (expense), net		(1,122,181)			(58,225)			46,011	(153,681)
Net loss		$ (1,823,351)	$ 113,287	$ (327,526)	$ (601,372)	$ (961,207)	$ (1,753,978)	$ (2,037,590)	$ (3,316,557)
Weighted average shares outstanding - basic	[1]	27,007,568			17,500,000			22,637,742	17,500,000
Weighted average shares outstanding - diluted		27,007,568			17,500,000			22,637,742	17,500,000
Basic net income loss per share	[1]	$ (0.07)			$ (0.03)			$ (0.09)	$ (0.19)
Diluted net income loss per share		$ (0.07)			$ (0.03)			$ (0.09)	$ (0.19)

[1]	Shares and per share data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.